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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment [ ]; Amendment Number:

         This Amendment (Check only one.):       [ ] is a restatement.

                                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Atticus Capital LP
Address:          152 West 57th Street
                  45th Floor
                  New York, New York  10019

Form 13F File Number:      028-11916

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Timothy R. Barakett
Title:       as Managing Member of Atticus Management LLC, its general partner
Phone:       212-373-0800

Signature, Place, and Date of Signing:

/s/ Dennis Bertron*                             New York, New York                               May 15, 2007
----------------------                       ------------------------                     -------------------------
     [Signature]                                [City, State]                                     [Date]


*Pursuant to Power of Attorney attached hereto.

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                          0
                                                           ------------------

Form 13F Information Table Entry Total:                                    78
                                                           ------------------

Form 13F Information Table Value Total:                           $13,407,005
                                                           ------------------
                                                                  (thousands)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         None.



                                                    Atticus Capital LP
                                                Form 13F Information Table
                                               Quarter ended March 31, 2007

                                                                                 INVESTMENT DISCRETION      VOTING AUTHORITY

----------------------------------------------------------------------------------------------------------------------------------
                                                           VALUE    SHARES/  SH/  PUT/      SHARED SHARED
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT  PRN  CALL SOLE DEFINED OTHER  SOLE     SHARED NONE
----------------------------------------------------------------------------------------------------------------------------------
ACORDA THERAPEUTICS INC        COM            00484M106     $7,967    410,256 SH       SOLE    NONE       410,256      0    0
AFFORDABLE RESIDENTIAL CMTYS   COM            008273104    $33,757  2,782,950 SH       SOLE    NONE     2,782,950      0    0
AMERCO                         COM            023586100   $132,648  1,895,239 SH       SOLE    NONE     1,895,239      0    0
AMERICA MOVIL SAB DE CV        SPON ADR L SHS 02364W105   $117,129  2,450,900 SH       SOLE    NONE     2,450,900      0    0
AMERICAN EXPRESS CO            COM            025816109   $329,894  5,849,186 SH       SOLE    NONE     5,849,186      0    0
AMERICAN EXPRESS CO            COM            025816109   $424,128  7,520,000 SH  CALL SOLE    NONE     7,520,000      0    0
AMERICAN INTL GROUP INC        COM            026874107   $278,963  4,150,000 SH  CALL SOLE    NONE     4,150,000      0    0
ANHEUSER BUSCH COS INC         COM            035229103   $133,113  2,638,000 SH  CALL SOLE    NONE     2,638,000      0    0
ATHEROGENICS INC               COM            047439104    $13,392  4,765,700 SH       SOLE    NONE     4,765,700      0    0
BIOVERIS CORP                  COM            090676107    $17,098  1,286,523 SH       SOLE    NONE     1,286,523      0    0
BLACKROCK INC                  COM            09247X101   $157,248  1,006,000 SH       SOLE    NONE     1,006,000      0    0
BP PLC                         SPONSORED ADR  055622104    $32,375    500,000 SH       SOLE    NONE       500,000      0    0
BROOKFIELD ASSET MGMT INC      CL A LTD VT SH 112585104   $223,601  4,278,629 SH       SOLE    NONE     4,278,629      0    0
BURLINGTON NORTHN SANTA FE C   COM            12189T104   $125,494  1,560,285 SH       SOLE    NONE     1,560,285      0    0
BURLINGTON NORTHN SANTA FE C   COM            12189T104    $46,762    581,400 SH  CALL SOLE    NONE       581,400      0    0
CANADIAN NAT RES LTD           COM            136385101   $252,390  4,573,117 SH       SOLE    NONE     4,573,117      0    0
CHAMPS ENTMT INC DEL           COM            158787101    $23,464  4,102,052 SH       SOLE    NONE     4,102,052      0    0
CHINA TELECOM CORP LTD         SPON ADR H SHS 169426103    $18,665    381,150 SH       SOLE    NONE       381,150      0    0
CITIGROUP INC                  COM            172967101    $60,309  1,174,700 SH       SOLE    NONE     1,174,700      0    0
COCA COLA CO                   COM            191216100   $466,080  9,710,000 SH  CALL SOLE    NONE     9,710,000      0    0



COMPANIA ANONIMA NACIONL TEL   SPON ADR D     204421101    $17,767  1,021,670 SH       SOLE    NONE     1,021,670      0    0
CONOCOPHILLIPS                 COM            20825C104 $1,642,379 24,028,959 SH       SOLE    NONE    24,028,959      0    0
CONOCOPHILLIPS                 COM            20825C104   $496,658  7,266,400 SH  CALL SOLE    NONE     7,266,400      0    0
CSX CORP                       COM            126408103   $502,986 12,558,952 SH       SOLE    NONE    12,558,952      0    0
CSX CORP                       COM            126408103    $19,793    494,200 SH  CALL SOLE    NONE       494,200      0    0
DIAMOND OFFSHORE DRILLING IN   COM            25271C102    $52,602    649,812 SH       SOLE    NONE       649,812      0    0
E TRADE FINANCIAL CORP         COM            269246104    $44,986  2,120,000 SH       SOLE    NONE     2,120,000      0    0
EMISPHERE TECHNOLOGIES INC     COM            291345106     $7,372  2,303,800 SH       SOLE    NONE     2,303,800      0    0
EPICEPT CORP                   COM            294264205       $113     65,514 SH       SOLE    NONE        65,514      0    0
FEDERATED DEPT STORES INC DE   COM            31410H101   $157,675  3,500,000 SH  CALL SOLE    NONE     3,500,000      0    0
FOREST LABS INC                COM            345838106     $8,225    159,900 SH  PUT  SOLE    NONE       159,900      0    0
FREEPORT-MCMORAN COPPER & GO   CL B           35671D857 $1,247,751 18,851,051 SH       SOLE    NONE    18,851,051      0    0
FREEPORT-MCMORAN COPPER & GO   CL B           35671D857   $449,397  6,789,500 SH  CALL SOLE    NONE     6,789,500      0    0
GENERAL ELECTRIC CO            COM            369604103    $12,022    340,000 SH  CALL SOLE    NONE       340,000      0    0
GENERAL MTRS CORP              COM            370442105    $13,010    424,600 SH       SOLE    NONE       424,600      0    0
GOLDMAN SACHS GROUP INC        COM            38141G104   $181,814    879,900 SH       SOLE    NONE       879,900      0    0
GOOGLE INC                     CL A           38259P508    $80,545    175,800 SH       SOLE    NONE       175,800      0    0
GPO AEROPORTUARIO DEL PAC SA   SPON ADR B     400506101   $194,108  4,514,137 SH       SOLE    NONE     4,514,137      0    0
GRACE W R & CO DEL NEW         COM            38388F108    $55,482  2,100,000 SH       SOLE    NONE     2,100,000      0    0
GRUPO AEROPORTUARIO DEL SURE   SPON ADR SER B 40051E202     $5,706    120,842 SH       SOLE    NONE       120,842      0    0
HOME DEPOT INC                 COM            437076102    $91,850  2,500,000 SH  CALL SOLE    NONE     2,500,000      0    0
INVERNESS MED INNOVATIONS IN   COM            46126P106    $66,519  1,519,400 SH       SOLE    NONE     1,519,400      0    0
JOHNSON & JOHNSON              COM            478160104    $12,052    200,000 SH       SOLE    NONE       200,000      0    0
KOOKMIN BK NEW                 SPONSORED ADR  50049M109    $43,545    483,030 SH       SOLE    NONE       483,030      0    0
KOREA ELECTRIC PWR             SPONSORED ADR  500631106   $133,551  6,677,538 SH       SOLE    NONE     6,677,538      0    0
KT CORP                        SPONSORED ADR  48268K101    $10,629    474,715 SH       SOLE    NONE       474,715      0    0
LEGG MASON INC                 COM            524901105    $48,047    510,000 SH  CALL SOLE    NONE       510,000      0    0
MASTERCARD INC                 CL A           57636Q104   $647,163  6,091,516 SH       SOLE    NONE     6,091,516      0    0
MASTERCARD INC                 CL A           57636Q104   $148,736  1,400,000 SH  CALL SOLE    NONE     1,400,000      0    0
MBIA INC                       COM            55262C100   $291,431  4,450,000 SH  CALL SOLE    NONE     4,450,000      0    0
MEDAREX INC                    COM            583916101    $11,751    908,100 SH       SOLE    NONE       908,100      0    0



MGM MIRAGE                     COM            552953101    $88,826  1,277,700 SH       SOLE    NONE     1,277,700      0    0
MOODYS CORP                    COM            615369105   $240,420  3,873,999 SH       SOLE    NONE     3,873,999      0    0
MORGAN STANLEY                 COM NEW        617446448   $137,586  1,746,900 SH       SOLE    NONE     1,746,900      0    0
NATIONAL FINL PARTNERS CORP    COM            63607P208    $85,812  1,829,300 SH       SOLE    NONE     1,829,300      0    0
NEXMED INC                     COM            652903105        $78     63,200 SH       SOLE    NONE        63,200      0    0
NORFOLK SOUTHERN CORP          COM            655844108   $515,376 10,185,298 SH       SOLE    NONE    10,185,298      0    0
NORFOLK SOUTHERN CORP          COM            655844108    $48,834    965,100 SH  CALL SOLE    NONE       965,100      0    0
NUCOR CORP                     COM            670346105    $26,052    400,000 SH  PUT  SOLE    NONE       400,000      0    0
NYSE GROUP INC                 COM            62949W103   $557,145  5,942,876 SH       SOLE    NONE     5,942,876      0    0
NYSE GROUP INC                 COM            62949W103   $618,881  6,601,400 SH  CALL SOLE    NONE     6,601,400      0    0
OMNICARE INC                   COM            681904108    $93,782  2,358,100 SH       SOLE    NONE     2,358,100      0    0
P T TELEKOMUNIKASI INDONESIA   SPONSORED ADR  715684106    $28,057    650,370 SH       SOLE    NONE       650,370      0    0
PETROCHINA CO LTD              SPONSORED ADR  71646E100     $8,338     71,210 SH       SOLE    NONE        71,210      0    0
PHOENIX COS INC NEW            COM            71902E109    $21,857  1,574,684 SH       SOLE    NONE     1,574,684      0    0
PRIDE INTL INC DEL             COM            74153Q102    $15,050    500,000 SH       SOLE    NONE       500,000      0    0
SEARS HLDGS CORP               COM            812350106   $119,914    665,600 SH       SOLE    NONE       665,600      0    0
SOMAXON PHARMACEUTICALS INC    COM            834453102     $3,808    312,096 SH       SOLE    NONE       312,096      0    0
SONY CORP                      ADR NEW        835699307     $2,701     53,500 SH       SOLE    NONE        53,500      0    0
STATE STR CORP                 COM            857477103     $5,458     84,300 SH       SOLE    NONE        84,300      0    0
SUNCOR ENERGY INC              COM            867229106    $76,350  1,000,000 SH  CALL SOLE    NONE     1,000,000      0    0
TD AMERITRADE HLDG CORP        COM            87236Y108    $59,157  3,975,590 SH       SOLE    NONE     3,975,590      0    0
TECK COMINCO LTD               CL B           878742204    $48,295    693,900 SH       SOLE    NONE       693,900      0    0
TXU CORP                       COM            873168108   $121,014  1,887,900 SH  CALL SOLE    NONE     1,887,900      0    0
UNION PAC CORP                 COM            907818108   $627,558  6,179,791 SH       SOLE    NONE     6,179,791      0    0
UNION PAC CORP                 COM            907818108   $203,577  2,004,700 SH  CALL SOLE    NONE     2,004,700      0    0
UNUM GROUP                     COM            91529Y106    $48,860  2,121,600 SH       SOLE    NONE     2,121,600      0    0
WESTERN UN CO                  COM            959802109    $14,077    641,300 SH       SOLE    NONE       641,300      0    0


                               POWER OF ATTORNEY

     KNOW ALL PERSONS BY THESE PRESENTS, that I, TIMOTHY R. BARAKETT, hereby make, constitute and appoint each of JOHN F. BROWN, DENNIS BERTRON and CHARLES FORTIN, acting individually, as my agent and attorney-in-fact for the purpose of executing in my name, (a) in my personal capacity or (b) in my capacity as chief executive officer of, managing member of or in other capacities with Atticus Capital LP or its general partner, Atticus Management LLC (f/k/a Atticus Capital, L.L.C.) (collectively, "Atticus"), and each of their affiliates, including Atticus UK LLP and Atticus UK Services Ltd., and entities advised by me or Atticus, all documents, certificates, instruments, statements, filings and agreements ("documents") to be filed with or delivered to any foreign or domestic governmental or regulatory body or required or requested by any other person or entity pursuant to any legal or regulatory requirement relating to the acquisition, ownership, management or disposition of securities, futures contracts or other investments, and any other documents relating or ancillary thereto, including without limitation all documents relating to filings with the Commodities Futures Trading Commission and National Futures Association, the United States Securities and Exchange Commission (the "SEC") pursuant to the Securities Act of 1933 or the Securities Exchange Act of 1934 (the "Act") and the rules and regulations promulgated thereunder, including all documents relating to the beneficial ownership of securities required to be filed with the SEC pursuant to Section 13(d) or Section 16(a) of the Act and any information statements on Form 13F required to be filed with the SEC pursuant to Section 13(f) of the Act. All past acts of the attorneys-in-fact in furtherance of the foregoing are hereby ratified and confirmed.

     THIS POWER OF ATTORNEY shall remain in full force and effect until either revoked in writing by the undersigned or until such time as the person or persons to whom power of attorney has been hereby granted cease(s) to be an employee of, or otherwise associated with, Atticus or one of its affiliates. Execution of this power of attorney revokes that certain Power of Attorney dated as of March 21, 2006 with respect to substantially the same matters addressed above.

     IN WITNESS WHEREOF, the undersigned has duly subscribed these presents as of January 18, 2007.

                                          /s/ Timothy R. Barakett
                                          ----------------------------------
                                          Timothy R. Barakett